Earnings Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earning Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share:

(in thousands, except per share amounts)	Three Months Ended March 31,
	2016	2015
Numerator:
Net Loss From Continuing Operations	$(60,141)	$(18,479)
Net Income From Discontinued Operations, Less Noncontrolling Interests	—	665
Less: Preferred Stock Dividends	(2,105)	(2,415)

Net Loss Attributable to Common Shareholders	$(62,246)	$(20,229)

Denominator:
Weighted Average Common Shares Outstanding – Basic	56,003	54,370
Effect of Dilutive Securities:
Employee Stock Options	—	—
Employee Performance-Based Restricted Stock Awards	—	—
Effect of Assumed Conversions of Preferred Stock	—	—

Weighted Average Common Shares Outstanding – Diluted	56,003	54,370

Earnings per Common Share Attributable to Rex Energy Common Shareholders:
Basic – Net Loss From Continuing Operations	$(1.11)	$(0.38)
– Net Income From Discontinued Operations	—	0.01

– Net Loss Attributable to Rex Energy Common Shareholders	$(1.11)	$(0.37)

Diluted – Net Loss From Continuing Operations	$(1.11)	$(0.38)
– Net Income From Discontinued Operations	—	0.01

– Net Loss Attributable to Rex Energy Common Shareholders	$(1.11)	$(0.37)

The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share data):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
(in thousands, except per share amounts)	2015	2014	2013
Numerator:
Net Loss From Continuing Operations	$(399,018)	$(47,650)	$(2,384)
Net Income From Discontinued Operations, Less Noncontrolling Interests	35,740	961	254
Less: Preferred Stock Dividends	9,660	2,335	—

Net Loss Attributable to Common Shareholders	$(372,938)	$(49,024)	$(2,130)

Denominator:
Weighted Average Common Shares Outstanding – Basic	54,392	53,150	52,572
Weighted Average Common Shares Outstanding – Diluted	54,392	53,150	52,572
Earnings per Common Share Attributable to Rex Energy Common Shareholders(a):
Basic – Net Loss From Continuing Operations	$(7.51)	$(0.94)	$(0.05)
– Net Income From Discontinued Operations	0.66	0.02	0.01

– Net Loss Attributable to Rex Energy Common Shareholders	$(6.85)	$(0.92)	$(0.04)

Diluted – Net Loss From Continuing Operations	$(7.51)	$(0.94)	$(0.05)
– Net Income From Discontinued Operations	0.66	0.02	0.01

– Net Loss Attributable to Rex Energy Common Shareholders	$(6.85)	$(0.92)	$(0.04)

(a)	All earnings per share amounts are attributable to Rex common shareholders.